DEBT - Bank Credit Facilities (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) facility	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Debt
Amortization of debt issuance costs	$ 1,556	$ 1,476	$ 1,093
Unsecured Debt | Senior Unsecured, Covenant-based, Sustainability-linked Lending Bank Credit Facilities
Debt
Line of credit facility, facilities, number | facility	2
Line of credit facility, drawn fees, spread over variable rates, commitment fee percentage, low end of range (as a percent)	1.25%
Line of credit facility, drawn fees, spread over variable rates, commitment fee percentage, high end of range (as a percent)	3.15%
Line of credit facility, standby fees, unused capacity, percentage of drawn pricing, commitment fee percentage (as a percent)	20.00%
Line of credit facility, environmental, social and governance-linked Incentive pricing terms, sustainability performance targets, borrowing costs percentage (as a percent)	0.05%
Debt issuance costs, net	$ 1,600
Amortization of debt issuance costs	1,600	$ 1,500
Unsecured Debt | Senior Unsecured, Covenant-based, Sustainability-linked Lending Bank Credit Facility, Dual Maturities
Debt
Line of credit facility, maximum borrowing capacity	900,000
Unsecured Debt | Senior Unsecured, Covenant-based, Sustainability-linked Lending Bank Credit Facility, Dual Maturities, Maturing 31 October 2025
Debt
Line of credit facility, maximum borrowing capacity	$ 50,000
Line of credit facility, expiration date	Oct. 31, 2025
Unsecured Debt | Senior Unsecured, Covenant-based, Sustainability-linked Lending Bank Credit Facility, Dual Maturities, Maturing 31 October 2026
Debt
Line of credit facility, maximum borrowing capacity	$ 850,000
Line of credit facility, expiration date	Oct. 31, 2026
Unsecured Debt | Senior Unsecured, Covenant-based, Sustainability-linked Lending Bank Credit Facility, Single Maturity, Maturing 31 October 2025
Debt
Line of credit facility, maximum borrowing capacity	$ 365,000
Debt instrument, maturity date	Oct. 31, 2025